GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
11.  GEOGRAPHIC INFORMATION

The Company’s head office is located in Vancouver, British Columbia, Canada. The operations of the Company are primarily in two geographic areas: Canada and China. A summary of geographical information for the Company’s assets and net loss for the years is as follows:

Year ended December 31, 2013	Canada	China	Total

Revenue from external customers	$923,350	$14,431	$937,781
Net income (loss)	(313,717)	(207,677)	(521,394)
Total assets	$3,128,054	$48,422	$3,176,476

Year ended December 31, 2012	Canada	China	Total

Revenue from external customers	$1,227,285	$16,353	$1,243,638
Net income (loss)	90,283	(219,214)	(128,931)
Total assets	$2,439,206	$132,058	$2,571,264